Taxes (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Taxes [Line Items]
Statutory income tax rate	34.60%	34.60%	34.60%	34.60%	30.60%
Profit taxes rate	(11.20%)	(11.20%)	(11.20%)	(3.40%)	2.60%
Income taxes, description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.
Additional corporate income tax		$ 200,000		$ 3,000,000
Additional consumption tax amount				600,000
Inhabitant tax refund					$ 2,000,000
Tokyo Regional Taxation Bureau [Member]
Taxes [Line Items]
Additional consumption tax amount		$ 2,386,809		1,356,687
PRC [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%
Taxable income | ¥			¥ 3
Reduced effective rate	5.00%	5.00%	5.00%
Malaysia [Member]
Taxes [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%
United States [Member]
Taxes [Line Items]
Foreign income tax rate	21.00%	21.00%	21.00%
Operating loss carryforward		$ 1,048,672		216,831
Canada [Member]
Taxes [Line Items]
Statutory income tax rate	11.50%	11.50%	11.50%
Foreign income tax rate	15.00%	15.00%	15.00%
Operating loss carryforward		$ 432,440		181,618
Income tax rate percentage	26.50%	26.50%	26.50%
Hong Kong [Member]
Taxes [Line Items]
Profit taxes rate	16.50%	16.50%	16.50%
Assessable profits	$ 2,000,000
Hong Kong [Member] | TLS [Member]
Taxes [Line Items]
Profit taxes rate	8.25%	8.25%	8.25%
Assessable profits	$ 2,000,000
Australia [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%
Operating loss carryforward		$ 136,916
Japan [Member]
Taxes [Line Items]
Statutory income tax rate	34.60%	34.60%	34.60%	34.60%	30.60%
Minimum [Member]
Taxes [Line Items]
Applicable consumption tax rate		8.00%
Minimum [Member] | United States [Member]
Taxes [Line Items]
Foreign income tax rate	0.00%	0.00%	0.00%
Maximum [Member]
Taxes [Line Items]
Applicable consumption tax rate		10.00%
Maximum [Member] | United States [Member]
Taxes [Line Items]
Foreign income tax rate	8.45%	8.45%	8.45%